Income Taxes	12 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Income Taxes

(18) Income Taxes

Continuing operations

Cayman Islands

The Company is a tax exempted company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon any payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5%, and foreign-derived income is exempted from income tax. Under the two-tiered profits tax rates regime, the provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 8.25% for the fiscal years ended June 30, 2025 and 2026.

Chinese mainland

The Group’s subsidiaries and former VIEs and new VIE incorporated in the PRC are subject to the PRC Enterprise Income Tax (“EIT”) and a unified 25% enterprise income tax rate, except that a few entities in the Group benefit from a preferential tax rate of 15% as they conduct business in certain encouraged sectors or areas. Besides, from January 1, 2023 to December 31, 2027, subject to certain criteria, the portion of annual taxable income amount of a small profit enterprise shall be computed at a reduced rate of 25% as taxable income amount, and be subject to enterprise income tax at 20% tax rate.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statements of comprehensive loss in the year of the enactment of the change.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law.

Income by tax jurisdictions:

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Income/(loss) before tax
Income from Chinese mainland operations	-	-	45,501
Loss from non-Chinese mainland operations	(5,078)	(21,890)	(56,771)
Total loss before income taxes and share of loss of affiliates	(5,078)	(21,890)	(11,270)

Income tax benefit are comprised of the following:

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Income tax expenses applicable to Chinese mainland operations:
Current income tax expense	-	-	72
Deferred tax benefit	-	-	(455)
Subtotal income tax expenses applicable to Chinese mainland operations	-	-	(383)
Income tax expenses applicable to non-Chinese mainland operations	-	-	-
Total income tax benefit	-	-	(383)

The principal components of the deferred income tax assets and liabilities are as follows:

	As of June 30,
	2025	2026
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	-	25,609
Valuation allowances	-	(25,609)
Total	-	-

	As of June 30,
	2025	2026
	RMB	RMB
Deferred tax liabilities:
Fair value adjustments of long-lived assets from business acquisition	-	7,168
Total	-	7,168

The Group had total operating loss carry-forwards of RMB54,420 and RMB196,676 as of June 30, 2025 and 2026, respectively. As of June 30, 2026, the operating loss carry-forwards amounting to RMB196,676 can be carried forward to offset future taxable income and RMB79,429 will expire in the years from 2027 to 2031. During the fiscal years ended June 30, 2025 and 2026, nil and RMB442, respectively, of tax loss carried forward has been expired and canceled.

The movements of the valuation allowance are as follows:

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Balance at the beginning of the year	-	-	-
Business combination	-	-	17,997
Addition	-	-	7,612
Balance at the end of the year	-	-	25,609

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income before income taxes and income of affiliates, and the actual provision for income taxes is as follows:

	Year Ended June 30,
	2024		2025		2026
	RMB	%	RMB	%	RMB	%
Loss from continuing operations before income taxes and share of loss of affiliates	(5,078)		(21,890)		(11,270)
Statutory tax rate	25%		25%		25%
Income tax benefits computed at statutory tax rate	(1,270)	25.00%	(5,473)	25.00%	(2,818)	25.00%
Other jurisdictions’ tax effects	1,270	(25.00)%	5,473	(25.00)%	5,149	(45.69)%
Cayman	1,270	(25.00)%	5,473	(25.00)%	5,181	(45.97)%
—Effect on tax rates in different tax jurisdictions	1,270	(25.00)%	5,473	(25.00)%	5,181	(45.97)%
Other jurisdictions	-	-	-	-	(32)	0.28%
True-up temporary book/tax differences	-	-	-	-	2,569	(22.80)%
Tax impact on disposal of subsidiary	-	-	-	-	5,029	(44.62)%
Non-taxable or non-deductible items	-	-	-	-	119	(1.06)%
Effect of tax holidays on concessionary rates granted to Chinese mainland entities	-	-	-	-	(800)	7.10%
Change in valuation allowance for deferred tax assets	-	-	-	-	(7,612)	67.54%
Additional tax deduction	-	-	-	-	(1,143)	10.14%
Other	-	-	-	-	(876)	7.78%
Income tax benefit	-	-	-	-	(383)	3.39%

Note: Percentages are calculated as each line-item amount divided by loss from continuing operations before income taxes and share of loss of affiliates. Because this denominator is a pre-tax loss for fiscal year 2026, items that increased the loss are shown as positive percentages and items that reduced the loss are shown as negative percentages—the reverse of the convention applicable in profitable periods.

Additional PRC income taxes that would have been payable without the tax exemption amounted to approximately nil and nil for the fiscal years ended June 30, 2024, 2025 and 2026, respectively.

The income taxes paid (net of refunds) amount disaggregated by foreign taxes and PRC EIT taxes for continuing operations are as follows:

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Chinese mainland EIT taxes	-	-	24
non-Chinese mainland EIT taxes	-	-	-
Total income taxes paid	-	-	24